CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
CURRENT
Cash and cash equivalents	R$ 825	R$ 1,680
Marketable securities	1,724	3,360
Receivables from customers, traders and concession holders	4,430	4,373
Concession financial assets	1,505	258
Concession contract assets	600	737
Recoverable taxes	1,969	1,850
Income tax and social contribution tax credits	699	598
Dividends receivables	335	188
Public lighting contribution	233	179
Reimbursement of tariff subsidies payments	291	88
Derivative financial instruments		523
Other	338	364
Total	12,949	14,198
Assets classified as held for sale		1,258
TOTAL CURRENT	12,949	15,456
NON-CURRENT
Marketable securities	354	765
Receivables from customers, traders and concession holders	52	161
Recoverable taxes	1,997	3,442
Income tax and social contribution tax recoverable	315	347
Deferred income tax and social contribution tax	2,465	2,453
Escrow deposits	1,155	1,056
Derivative financial instruments	1,219	2,426
Accounts receivable from the State of Minas Gerais	13	12
Concession financial assets	4,969	3,799
Concession contract assets	5,780	4,243
Investments — Equity method	5,106	5,415
Property, plant and equipment	2,419	2,407
Intangible assets	12,953	11,810
Leasing — right-of-use assets	226	212
Other	74	79
TOTAL NON-CURRENT	39,097	38,627
TOTAL ASSETS	52,046	54,083
Suppliers	2,683	2,358
Regulatory charges	611	446
Profit sharing	137	122
Taxes payable	528	506
Income tax and social contribution tax	190	140
Interest on equity and dividends payable	1,910	1,449
Loans, financing and debentures	1,465	2,059
Payroll and related charges	225	213
Public lighting contribution	357	305
Post-employment obligations	347	305
Sector financial liabilities	51	231
PIS/Pasep and Cofins taxes to be refunded to customers	704	448
Derivative financial instruments — Swaps	6
Put options SAAG	636	536
Lease liabilities	62	48
Other	776	524
TOTAL CURRENT	10,688	9,690
Regulatory charges	205	291
Loans, financing and debentures	9,899	12,961
Taxes payable	342	263
Deferred income tax and social contribution tax	962	1,040
Provisions	1,889	1,892
Post-employment obligations	5,858	6,538
PIS/Pasep and Cofins taxes to be refunded to customers	2,319	3,570
Lease liabilities	182	179
Other	240	181
TOTAL NON-CURRENT	21,896	26,915
TOTAL LIABILITIES	32,584	36,605
EQUITY
Share capital	8,467	7,594
Capital reserves	2,250	2,250
Profit reserves	10,948	10,061
Valuation adjustments	(2,208)	(2,431)
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT	19,457	17,474
NON-CONTROLLING INTERESTS	5	4
TOTAL EQUITY	19,462	17,478
TOTAL LIABILITIES AND EQUITY	R$ 52,046	R$ 54,083